Earnings per Share - Summary of Calculation of Supplemental EPS (Parenthetical) (Detail) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	206,956
Supplemental EPS [Member]
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	206,956